Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 144,522	$ 141,076	$ 198,744
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	803,781	608,633	573,557
Bad debts expense	98,864	67,372	62,157
Stock-based compensation expense	15,844	21,466	20,183
Deferred income taxes, net	(75,348)	49,244	203,264
Equity in earnings of unconsolidated entities	(131,949)	(90,364)	(83,566)
Distributions from unconsolidated entities	125,660	84,417	91,768
(Gain) loss on asset disposals, net	30,606	18,088	9,889
(Gain) loss on sale of business and other exit costs, net	(246,767)	21,022
(Gain) loss on license sales and exchanges	(255,479)		(11,762)
(Gain) loss on investments	(18,556)	3,718	(11,373)
Noncash interest expense	1,059	(1,822)	10,040
Other operating activities	646	546	102
Changes in assets and liabilities from operations
Accounts receivable	(291,759)	(64,816)	(82,175)
Inventory	(82,422)	(28,786)	(14,640)
Accounts payable - trade	85,199	(4,977)	28,410
Accounts payable - affiliate	147	(1,458)	1,392
Customer deposits and deferred revenues	66,344	30,353	34,927
Accrued taxes	30,037	73,064	(39,984)
Accrued interest	273	167	225
Other assets and liabilities	(9,805)	(27,652)	(3,296)
Cash flows from operating activities	290,897	899,291	987,862
Cash flows from investing activities
Cash used for additions to property, plant and equipment	(717,862)	(826,400)	(771,798)
Cash paid for aquisitions and licenses	(16,540)	(122,690)	(23,773)
Cash received from divestitures	811,120	49,932
Cash paid for investments		(120,000)	(110,000)
Cash received for investments	100,000	125,000	145,250
Other investing activities	(3,969)	(2,453)	718
Cash flows from investing activities	172,749	(896,611)	(759,603)
Cash flows from financing activities
Repayment of long-term debt	(414)	(145)	(330,338)
Issuance of long-term debt			342,000
Common shares reissued for benefit plans, net of tax payments	5,784	(2,205)	1,935
Common shares repurchased	(18,544)	(20,045)	(62,294)
Payment of debt issuance costs	(23)	(514)	(11,400)
Dividends paid	(482,270)
Distributions to noncontrolling interests	(3,766)	(22,970)	(21,094)
Payments to acquire additional interest in subsidiaries	(1,005)	(3,167)
Other financing activities	299	569	172
Cash flows from financing activities	(499,939)	(48,477)	(81,019)
Net increase (decrease) in cash and cash equivalents	(36,293)	(45,797)	147,240
Cash and cash equivalents
Beginning of period	378,358	424,155	276,915
End of period	$ 342,065	$ 378,358	$ 424,155